Schedule of Pro Forma Financial Information (Details) - Open Reel [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Business Combination [Line Items]
Revenue	$ 10,604,538	$ 12,081,328
Cost of revenue	2,254,010	2,519,147
Operating expenses	21,778,659	20,544,964
Total other expenses (income), net	18,061,763	4,662,025
Loss before income taxes attributable to common stockholders	$ (31,489,894)	$ (15,644,808)